Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets, Net [Abstract]
Goodwill
NOTE 5:	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2012 and 2013 are as follows:

	Year ended December 31,
(in thousands)	2012	2013

Balance at the beginning of the year	$3,792	$22,518

Acquisitions	18,233	-
Foreign currency translation adjustments	493	688

Balance at the year end	$22,518	23,206